RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended						3 Months Ended	12 Months Ended
	Apr. 08, 2024	Oct. 31, 2023	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Jun. 30, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Promissory Note									$ 7,796,753	$ 3,585,000
Unsecured Debt [Member]
Accrued and unpaid interest									6,433
Unamortized financing costs									21,431
Accrued and unpaid interest								$ 6,474
Unamortized financing costs								$ 14,279
Chief Operating Officer [Member]
Promissory Note		$ 200,000
Unsecured promissory note amount			$ 250,000		$ 55,000		$ 100,000
Unsecured promissory note paid to holder			50,000
Net proceeds from issue of unsecured promissory note paid to holder			$ 200,000
Maturity duration of unsecured promissory note					4 months		6 years
Interest rate	20.00%	12.00%	15.00%		15.00%		14.00%	12.00%
Accrued interest of unsecured promissory note						$ 107,500
Issue of warrant to purchase of common stock	39,000	14,000			23,625	18,813		30,000
Issue of warrant to purchase of common stock period	5 years	5 years				5 years		5 years
Description about exercise price					exercise price of $0.20 with respect to 11,813 shares underlying the Warrant and $0.25 with respect to 11,812 shares underlying the Warrant	exercise price per share of Common stock under this Warrant is $0.25 per share for 9,407 warrants and $0.20 per share for 9,406 warrants
Issue of convertible promissory note number of common stock to investor		6,629
Exercise price	$ 1.50	$ 2.16						$ 2.15
Accrued and unpaid interest									$ 3,184
Notes and accrued interest conversion rate			$ 7.45
Closing price		120.00%						120.00%
Principal amount	$ 260,000	$ 94,685						$ 200,000
Conversion rates		$ 1.80
Accrued and unpaid interest								5,976
Unamortized financing costs								$ 17,998
Chief Operating Officer One [Member]
Unsecured promissory note amount					$ 80,000		$ 145,010
Interest rate					15.00%		18.00%
Notes Description							(a) $200,000 Promissory Note with 12% interest per annum which shall be paid on the maturity date which is December 31, 2023. In conjunction with the issuance of the Promissory Note, the Company also issued the investor a five-year warrant (the “Warrant”) to purchase 14,000 shares of Company common stock with an exercise price of $2.16 per share, which was 120% of the closing price of the Company’s common stock on the date of issuance; (b) the Company issued the investor a convertible promissory note in principal amount of $94,685.91 The maturity of the Convertible Promissory Note is May 26, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate of $1.80 per share, which was the closing price of the Company’s common stock on the date of issuance
Convertible into Company common stock at a conversion rate					$ 0.08					$ 0.08
Convertible note conversion into shares of common Stock				1,019,315
Investor [Member]
Issue of convertible promissory note number of common stock to investor							6,629
Exercise price							$ 2.15